ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities
ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

6.                                      ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following:

	December 31, 2011	September 30, 2012
	($000s)
Accrued research and development	3,471	3,335
Other current liabilities	712	792
	4,183	4,127

During the nine months ended September 30, 2012, the Company recorded out of period reversals of pre-clinical expense accruals of $0.4 million as a decrease to accrued liabilities and other current liabilities on the consolidated balance sheets and as a decrease to research and development expenses on the consolidated statements of operations.

9                                         Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following:

	December 31,
	2010	2011
	$000	$000
Accrued research and development	2,793	3,471
Other current liabilities	961	712
	3,754	4,183